Related Party Transactions (Details) - Schedule of notes payable (Parentheticals) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Long-term Note Payable to Related Party - 1 [Member]
Related Party Transaction [Line Items]
Notes payable		$ 200,000	$ 200,000	$ 200,000
Interest payable		$ 10,000	$ 10,000	$ 10,000
Debt maturity	Nov. 30, 2021	Nov. 30, 2021	Nov. 13, 2021	Nov. 13, 2021
Interest rate	3.00%	3.00%	3.00%
Conversion of shares			400,000	400,000
Long-term Note Payable to Related Party - 1 [Member] | Series D Preferred Stock [Member]
Related Party Transaction [Line Items]
Increase of notes payable			$ 400,000	$ 400,000
Interest rate		6.00%	6.00%	6.00%
Long-term Note Payable to Related Party - 2 [Member]
Related Party Transaction [Line Items]
Debt maturity	Apr. 30, 2022	Apr. 30, 2022	Nov. 30, 2021	Nov. 30, 2021
Interest rate	15.00%	15.00%	15.00%
Long-term Note Payable to Related Party - 2 [Member] | December 23, 2021 [Member]
Related Party Transaction [Line Items]
Debt maturity	Mar. 30, 2025	Mar. 30, 2025
Interest rate	10.00%	10.00%	10.00%
Monthly lease payment	$ 8,823	$ 8,823
Long-term Note Payable to Related Party - 2 [Member] | Notes Payable [Member]
Related Party Transaction [Line Items]
Interest rate		3.00%	3.00%	3.00%
Long-term Note Payable to Related Party - 3 [Member]
Related Party Transaction [Line Items]
Notes payable		$ 1,225,000	$ 1,225,000	$ 1,225,000
Debt maturity			Nov. 07, 2021	Nov. 07, 2021
Interest rate		6.00%	6.00%	6.00%
Long-term Note Payable to Related Party - 3 [Member] | Series D Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of shares			1,225,000	1,225,000
Long-term Note Payable to Related Party - 4 [Member]
Related Party Transaction [Line Items]
Debt maturity	Dec. 31, 2024	Dec. 31, 2024	Nov. 13, 2021	Nov. 13, 2021
Interest rate	6.00%	6.00%	6.00%	6.00%
Long-term Note Payable to Related Party - 4 [Member] | Series D Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of shares			200,000	200,000
Long-term Note Payable to Related Party - 5 [Member]
Related Party Transaction [Line Items]
Debt maturity			Apr. 30, 2022	Apr. 30, 2022
Interest rate		15.00%	15.00%	15.00%
Long-term Note Payable to Related Party - 5 [Member] | December 23, 2021 [Member]
Related Party Transaction [Line Items]
Debt maturity			Mar. 30, 2025	Mar. 30, 2025
Interest rate		10.00%	10.00%	10.00%
Monthly lease payment			$ 8,823	$ 8,823
Long-term Note Payable to Related Party - 7 [Member] | December 31, 2024 [Member]
Related Party Transaction [Line Items]
Debt maturity			Dec. 31, 2024	Dec. 31, 2024
Interest rate		6.00%	6.00%	6.00%